PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

Administrative Class Prospectus

dated May 1, 2007

Disclosure Relating to the CommodityRealReturn™ Strategy Portfolio

Effective immediately, the last sentence of the second paragraph of the investment strategy disclosure for the CommodityRealReturn™ Strategy Portfolio under the heading “Principal Investments and Strategies” on page 11 is deleted.

Effective immediately, the second paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on pages 65 and 66 is replaced in its entirety with the following:

Because the CommodityRealReturn™ Strategy Portfolio may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Portfolio may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the CommodityRealReturn™ Strategy Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 74 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 75 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

Advisor Class and Class M Prospectus

dated May 1, 2007

Disclosure Relating to the CommodityRealReturn™ Strategy Portfolio

Effective immediately, the last sentence of the second paragraph of the investment strategy disclosure for the CommodityRealReturn™ Strategy Portfolio under the heading “Principal Investments and Strategies” on page 11 is deleted.

Effective immediately, the second paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 53 is replaced in its entirety with the following:

Because the CommodityRealReturn™ Strategy Portfolio may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Portfolio may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the CommodityRealReturn™ Strategy Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 61 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 63 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

Institutional Class Prospectus

dated May 1, 2007

Disclosure Relating to the CommodityRealReturn™ Strategy Portfolio

Effective immediately, the last sentence of the second paragraph of the investment strategy disclosure for the CommodityRealReturn™ Strategy Portfolio under the heading “Principal Investments and Strategies” on page 9 is deleted.

Effective immediately, the second paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 54 is replaced in its entirety with the following:

Because the CommodityRealReturn™ Strategy Portfolio may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Portfolio may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the CommodityRealReturn™ Strategy Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 63 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 64 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

CommodityRealReturn™ Strategy Portfolio

Administrative Class Prospectus

dated May 1, 2007

Effective immediately, the last sentence of the second paragraph of the investment strategy disclosure for the CommodityRealReturn™ Strategy Portfolio under the heading “Principal Investments and Strategies” on page 5 is deleted.

Effective immediately, the second paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 19 is replaced in its entirety with the following:

Because the Portfolio may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Portfolio may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 27 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 29 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

CommodityRealReturn™ Strategy Portfolio

Advisor Class Prospectus

dated May 1, 2007

Effective immediately, the last sentence of the second paragraph of the investment strategy disclosure for the CommodityRealReturn™ Strategy Portfolio under the heading “Principal Investments and Strategies” on page 5 is deleted.

Effective immediately, the second paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 19 is replaced in its entirety with the following:

Because the Portfolio may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Portfolio may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 28 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 29 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

Advisor Class Prospectus, dated May 1, 2007,

for the PIMCO CommodityRealReturn™ Strategy Portfolio,

PIMCO Real Return Portfolio and PIMCO Total Return Portfolio

Disclosure Relating to the CommodityRealReturn™ Strategy Portfolio

Effective immediately, the last sentence of the second paragraph of the investment strategy disclosure for the CommodityRealReturn™ Strategy Portfolio under the heading “Principal Investments and Strategies” on page 5 is deleted.

Effective immediately, the second paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 25 is replaced in its entirety with the following:

Because the CommodityRealReturn™ Strategy Portfolio may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Portfolio may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the CommodityRealReturn™ Strategy Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 34 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 35 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

Institutional Class Prospectus, dated May 1, 2007,

for the PIMCO All Asset Portfolio,

PIMCO Global Bond Portfolio (Unhedged)

and PIMCO Real Return Portfolio

Disclosure Relating to the All Asset Portfolio

Effective immediately, the second paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 29 is replaced in its entirety with the following:

Because the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Underlying Fund and to the extent the Portfolio invests in the Underlying Fund, the Portfolio, may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund; however, the Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Underlying Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Underlying Fund.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 38 is deleted.

Effective immediately, the second paragraph of the section entitled “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” on page 39 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

All Asset Portfolio

Administrative Class Prospectus

dated May 1, 2007

Effective immediately, the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 24 is replaced in its entirety with the following:

Because the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Underlying Fund and to the extent the Portfolio invests in the Underlying Fund, the Portfolio, may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund; however, the Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Underlying Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Underlying Fund.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 33 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

All Asset Portfolio

Advisor Class Prospectus

dated May 1, 2007

Effective immediately, the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on page 25 is replaced in its entirety with the following:

Because the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Underlying Fund and to the extent the Portfolio invests in the Underlying Fund, the Portfolio, may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund; however, the Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Underlying Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Underlying Fund.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 34 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

All Asset Portfolio

Class M Prospectus

dated May 1, 2007

Effective immediately, the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques” on pages 25 and 26 is replaced in its entirety with the following:

Because the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Underlying Fund and to the extent the Portfolio invests in the Underlying Fund, the Portfolio, may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund; however, the Subsidiary (unlike the Underlying Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Underlying Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Underlying Fund.

Effective immediately, the second sentence of the third paragraph under the heading “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” on page 34 is deleted.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated January 24, 2008 to the

Statement of Additional Information

dated May 1, 2007

Disclosure Relating to the CommodityRealReturn™ Strategy Portfolio

Effective immediately, the third paragraph of the section entitled “Investment Objectives and Policies” on page 2 is replaced in its entirety with the following:

The CommodityRealReturn™ Strategy Portfolio may pursue its investment objective by investing in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiary” for a more detailed discussion of the Portfolio’s Subsidiary.

Effective immediately, the third paragraph of the section entitled “Investment Objectives and Policies—Illiquid Securities” on page 48 is deleted.

Effective immediately, the second sentence of the third paragraph under the heading “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiary” on page 49 is deleted.

Effective immediately, the final paragraph under the heading “Investment Restrictions” on page 53 is deleted.

Investors Should Retain This Supplement For Future Reference